Marketable Securities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Long-term - security bond maturity year	[1]	Perpetual
Short-term	[2]	$ 5,878	$ 4,784
Long-term - security bond	[1]	544	832
Municipal bond [Member]
Schedule of Available-for-sale Securities [Line Items]
Short-term	[2]	4,806	4,117
Corporate bond [Member]
Schedule of Available-for-sale Securities [Line Items]
Short-term	[2]	$ 1,072	$ 667

[1]	As of December 31, 2017 the Company held a long-term security bond which is classified as available-for-sale security and presented at fair value. The fair value of the available-for-sale security based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC 820).
[2]	The Company invests in highly-rated marketable securities, and its policy limits the amount of credit exposure to any one issuer. The Company's investment policy requires investments to be investment grade, rated single -A or better, with the objective of minimizing the potential risk of principal loss. Fair values were determined for each individual security in the investment portfolio based on quoted prices in active markets.